Leases (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Leases
Note 4 — Leases

Cleco maintains operating and finance leases in its ordinary course of business activities.

Cottonwood Sale Leaseback Agreement

Upon closing the Cleco Cajun Transaction, the Cottonwood Sale Leaseback was executed. Under the terms of the lease, NRG Energy will operate the Cottonwood Plant, incur all costs, and receive all revenues from the operations of the plant. Cottonwood Energy will receive fixed lease payments of $40.0 million per year and variable lease payments for LTSA costs and property taxes paid by NRG Energy on behalf of Cleco. Cleco may terminate the lease contract under specific circumstances stated in the lease contract. The residual value under the Cottonwood Sale Leaseback is expected to be recovered through sales of power generation from the plant. The residual value of the Cottonwood Plant has been determined using the plant’s estimated economic life.

Cleco Cajun is Cleco’s only entity with lessor arrangements. Cleco Cajun’s lease income under the Cottonwood Sale Leaseback for the three months ended March 31, 2020, and 2019, was as follows:

	FOR THE THREE MONTHS ENDED MAR. 31,
(THOUSANDS)	2020	2019
Fixed payments	$10,000	$6,667
Variable payments	5,566	3,151
Amortization of deferred lease liability(1)	2,302	1,440
Total lease income	$17,868	$11,258

(1) Consists of the deferred lease revenue resulting from the fair value of the lease between Cottonwood Energy and a special-purpose entity that is a subsidiary of NRG Energy. For more information, see Note 2 — “Business Combinations.”

Note 4—Leases

Cleco maintains operating and finance leases in its ordinary course of business activities.

Effective January 1, 2019, Cleco adopted new guidance which requires organizations to recognize lease assets and lease liabilities on the balance sheet and disclose key information about leasing arrangements. A lease is deemed to exist when the right to control the use of identified property, plant, or equipment is conveyed through a contract for a certain period of time and consideration is paid. For more information on how leases are identified and on the new guidance, see Note 2 — “Summary of Significant Accounting Policies — Leases” and “— Recent Authoritative Guidance.”

Operating Leases

Cleco Power leases utility systems from two municipalities and one non-municipal public body. The first municipal lease had a term of 10 years and was set to expire on August 11, 2021. On July 9, 2019, this municipal lease was renewed for an additional term of 10 years and expires on August 11, 2031. The second municipal lease has a term of 10 years and expires on May 13, 2028. The non-municipal lease has a term of 27 years and expires on July 31, 2039. Each utility system lease contains fixed and variable components, as well as provisions for extensions.

Cleco Power has leases for 200 railcars for coal transportation. One lease for 115 railcars expires on March 31, 2021, and the other lease for 85 railcars expires on March 31, 2020. Cleco Cajun has a lease for 135 railcars for coal transportation, which commenced in February 2019 and was a short-term lease with an initial term of 12 months. On January 27, 2020, this lease was renewed and expires on March 31, 2021. This lease renews for additional one-month terms unless Cleco Cajun chooses to terminate. Cleco reassesses its need for the railcars upon the expiration of each term. Cleco pays a monthly rental fee per car. The railcar leases do not contain contingent rent payments.

Cleco Power has leases for three towboats in order to transport petroleum coke to Madison Unit 3. Each of the towboat leases has a term of 10 years and expires on March 31, 2028. Under these agreements, the rates are adjusted annually per the Producer Price Index. Each lease contains provisions for a five-year extension.

Cleco and Cleco Power’s remaining operating leases provide for office and operating facilities, office equipment, and tower rentals.

The following is a schedule by year of future minimum lease payments due under Cleco and Cleco Power’s long-term operating leases together with the present value of the net minimum lease payments as of December 31, 2019:

(THOUSANDS)	CLECO POWER	CLECO
Years ending Dec. 31,
2020	$3,960	$3,994
2021	3,409	3,443
2022	3,256	3,287
2023	3,220	3,249
2024	3,216	3,235
Thereafter	18,618	18,618
Total minimum lease payments	35,679	35,826
Less: amount representing interest	7,086	7,069
Present value of net minimum operating lease payments	$28,593	$28,757
Current liabilities	$2,935	$2,978
Non-current liabilities	$25,658	$25,779

The following table is a summary of expected operating lease payments for Cleco and Cleco Power at December 31, 2018:

(THOUSANDS)	CLECO POWER	CLECO HOLDINGS	TOTAL
Years ending Dec. 31,
2019	$4,030	$120	$4,150
2020	3,890	—	3,890
2021	2,789	—	2,789
2022	1,239	—	1,239
2023	1,214	—	1,214
Thereafter	7,235	—	7,235
Total operating lease payments	$20,397	$120	$20,517

Finance Lease

Prior to September 2017, Cleco Power had an agreement with Savage Services for barges in order to transport petroleum coke and limestone to Madison Unit 3 that met the accounting definition of a finance lease. In September 2017, Cleco Power entered into a new agreement for use of the barges on a month-to-month basis that met the accounting definition of an operating lease. In April 2018, Cleco Power entered into an agreement with Savage Inland Marine for continued use of the 42 barges used to transport petroleum coke through March 2033. The agreement meets the accounting definition of a finance lease.

The barge lease rate contains both a fixed and variable component, of which the latter is adjusted every third anniversary of the agreement for estimated executory costs. If the barges are idle, the lessor is required to attempt to sublease the barges to third parties with the revenue reducing Cleco Power’s lease payment. This agreement contains a provision for early termination upon the occurrence of any one of four cancellation events.

For the years ended December 31, 2019, 2018, and 2017, Cleco Power paid $2.2 million, $2.0 million, and $2.5 million, respectively, in lease payments. For the years ended December 31, 2019, 2018, and 2017, Cleco Power received $1.7 million, $0.5 million, and $0.3 million, respectively, of revenue from subleases.

The following is an analysis of the leased property under the finance lease:

(THOUSANDS)	AT DEC. 31, 2019	AT DEC. 31, 2018
Barges	$16,800	$16,800
Accumulated amortization	(1,960)	(840)
Net finance lease	$14,840	$15,960

The following is a schedule by year of future minimum lease payments due under the finance lease together with the present value of the net minimum lease payments as of December 31, 2019:

(THOUSANDS)
Years ending Dec. 31,
2020	$2,203
2021	2,203
2022	2,203
2023	2,203
2024	2,203
Thereafter	17,675
Total minimum lease payments	28,690
Less: amount representing interest	12,829
Present value of net minimum finance lease payments	$15,861
Current liabilities	$617
Non-current liabilities	$15,244

The following is a schedule by year of future minimum lease payments due under the finance lease together with the present value of the net minimum lease payments as of December 31, 2018:

(THOUSANDS)
Years ending Dec. 31,
2019	$2,611
2020	2,611
2021	2,611
2022	2,611
2023	2,611
Thereafter	23,655
Total minimum lease payments	36,710
Less: executory costs	5,817
Net minimum lease payments	30,893
Less: amount representing interest	14,475
Present value of net minimum lease payments	$16,418
Current liabilities	$557
Non-current liabilities	$15,861

Additional Lessee Disclosures

Cleco and Cleco Power’s total lease cost includes amounts on the income statement, as well as amounts capitalized as part of property, plant, or equipment or inventory. The following tables reflect total lease costs for Cleco and Cleco Power for the year ended December 31, 2019:

Cleco Power
(THOUSANDS)	FOR THE YEAR ENDED DEC. 31, 2019
Finance lease cost
Amortization of ROU assets	$1,120
Interest on lease liabilities	1,646
Operating lease cost	4,303
Variable lease cost	515
Total lease cost	$7,584

Cleco
(THOUSANDS)	FOR THE YEAR ENDED DEC. 31, 2019
Finance lease cost
Amortization of ROU assets	$1,120
Interest on lease liabilities	1,646
Operating lease cost	4,528
Variable lease cost	515
Total lease cost	$7,809

The following tables present additional information related to Cleco and Cleco Power’s operating and finance leases as of and for the year ended December 31, 2019:

		AT DEC. 31, 2019
(THOUSANDS)	BALANCE SHEET LINE ITEM	CLECO POWER	CLECO
Supplemental balance sheet information
ROU assets
Operating	Operating lease right of use assets	$28,633	$28,791
Finance	Property, plant, and equipment	14,840	14,840
Total ROU assets		$43,473	$43,631
Current lease liabilities
Operating	Other current liabilities	$2,935	$2,978
Finance	Long-term debt and finance leases due within one year	617	617
Non-current lease liabilities
Operating	Operating lease liabilities	25,658	25,779
Finance	Long-term debt and finance leases, net	15,244	15,244
Total lease liabilities		$44,454	$44,618

Cleco Power
(THOUSANDS)	FOR THE YEAR ENDED DEC. 31, 2019
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$4,203
Operating cash flows from finance leases	$1,646
Financing cash flows from finance leases	$557
ROU assets obtained in exchange for new lease liabilities	$15,749

Cleco
(THOUSANDS)	FOR THE YEAR ENDED DEC. 31, 2019
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$4,452
Operating cash flows from finance leases	$1,646
Financing cash flows from finance leases	$557
ROU assets obtained in exchange for new lease liabilities	$15,881

	AT DEC. 31, 2019
(THOUSANDS)	CLECO POWER	CLECO
Other supplemental information
Operating leases
Weighted-average remaining lease term	10.8 years	10.8 years
Weighted-average discount rate	4.31%	4.31%
Finance leases
Weighted-average remaining lease term	13.3 years	13.3 years
Weighted-average discount rate	10.18%	10.18%

Lessor Agreements

Upon the closing of the Cleco Cajun Transaction, Cleco assumed two lessor contracts leasing land to farmers for a term of one year. Both of these lessor contracts are classified as operating leases. For more information on the Cleco Cajun Transaction, see Note 3 — “Business Combinations.”

Cottonwood Sale Leaseback Agreement

Upon closing the Cleco Cajun Transaction, the Cottonwood Sale Leaseback was executed. Under the terms of the lease, NRG Energy will operate the Cottonwood Plant, incur all costs, and receive all revenues from the operations of the plant. Cottonwood Energy will receive fixed lease payments of $40.0 million per year and variable lease payments for LTSA costs and property taxes paid by NRG Energy on behalf of Cleco. Cleco may terminate the lease contract under specific circumstances stated in the lease contract. The residual value under the Cottonwood Sale Leaseback is expected to be recovered through sales of power generation from the plant. The residual value of the Cottonwood Plant has been determined using the plant’s estimated economic life.

Cleco Cajun is Cleco’s only entity with lessor arrangements. Cleco Cajun’s lease income under the Cottonwood Sale Leaseback for the year ended December 31, 2019, was as follows:

(THOUSANDS)	FOR THE YEAR ENDED DEC. 31, 2019
Fixed payments	$36,667
Variable payments	20,415
Amortization of deferred lease liability(1)	8,438
Total lease income	$65,520

(1) The deferred lease revenue resulting from the fair value of the lease between Cottonwood Energy and a special-purpose entity that is a subsidiary of NRG Energy.

The remaining minimum lease payments to be received under the Cottonwood Sale Leaseback are as follows:

(THOUSANDS)
Years ending Dec. 31,
2020	$40,000
2021	40,000
2022	40,000
2023	40,000
2024	40,000
Thereafter	16,667
Total payments	$216,667

Depreciation expense associated with Cleco’s property under the Cottonwood Sale Leaseback for the year ended December 31, 2019, was $22.7 million. Cleco calculated depreciation on a straight-line basis over the useful life of the asset. Property associated with the Cottonwood Sale Leaseback was as follows:

(THOUSANDS)	AT DEC. 31, 2019
Property, plant, and equipment	$540,409
Accumulated depreciation	(22,741)
Net property, plant, and equipment	$517,668

Leases
Note 4 — Leases

Cleco maintains operating and finance leases in its ordinary course of business activities.

Cottonwood Sale Leaseback Agreement

Upon closing the Cleco Cajun Transaction, the Cottonwood Sale Leaseback was executed. Under the terms of the lease, NRG Energy will operate the Cottonwood Plant, incur all costs, and receive all revenues from the operations of the plant. Cottonwood Energy will receive fixed lease payments of $40.0 million per year and variable lease payments for LTSA costs and property taxes paid by NRG Energy on behalf of Cleco. Cleco may terminate the lease contract under specific circumstances stated in the lease contract. The residual value under the Cottonwood Sale Leaseback is expected to be recovered through sales of power generation from the plant. The residual value of the Cottonwood Plant has been determined using the plant’s estimated economic life.

Cleco Cajun is Cleco’s only entity with lessor arrangements. Cleco Cajun’s lease income under the Cottonwood Sale Leaseback for the three months ended March 31, 2020, and 2019, was as follows:

	FOR THE THREE MONTHS ENDED MAR. 31,
(THOUSANDS)	2020	2019
Fixed payments	$10,000	$6,667
Variable payments	5,566	3,151
Amortization of deferred lease liability(1)	2,302	1,440
Total lease income	$17,868	$11,258

(1) Consists of the deferred lease revenue resulting from the fair value of the lease between Cottonwood Energy and a special-purpose entity that is a subsidiary of NRG Energy. For more information, see Note 2 — “Business Combinations.”

Note 4—Leases

Cleco maintains operating and finance leases in its ordinary course of business activities.

Effective January 1, 2019, Cleco adopted new guidance which requires organizations to recognize lease assets and lease liabilities on the balance sheet and disclose key information about leasing arrangements. A lease is deemed to exist when the right to control the use of identified property, plant, or equipment is conveyed through a contract for a certain period of time and consideration is paid. For more information on how leases are identified and on the new guidance, see Note 2 — “Summary of Significant Accounting Policies — Leases” and “— Recent Authoritative Guidance.”

Operating Leases

Cleco Power leases utility systems from two municipalities and one non-municipal public body. The first municipal lease had a term of 10 years and was set to expire on August 11, 2021. On July 9, 2019, this municipal lease was renewed for an additional term of 10 years and expires on August 11, 2031. The second municipal lease has a term of 10 years and expires on May 13, 2028. The non-municipal lease has a term of 27 years and expires on July 31, 2039. Each utility system lease contains fixed and variable components, as well as provisions for extensions.

Cleco Power has leases for 200 railcars for coal transportation. One lease for 115 railcars expires on March 31, 2021, and the other lease for 85 railcars expires on March 31, 2020. Cleco Cajun has a lease for 135 railcars for coal transportation, which commenced in February 2019 and was a short-term lease with an initial term of 12 months. On January 27, 2020, this lease was renewed and expires on March 31, 2021. This lease renews for additional one-month terms unless Cleco Cajun chooses to terminate. Cleco reassesses its need for the railcars upon the expiration of each term. Cleco pays a monthly rental fee per car. The railcar leases do not contain contingent rent payments.

Cleco Power has leases for three towboats in order to transport petroleum coke to Madison Unit 3. Each of the towboat leases has a term of 10 years and expires on March 31, 2028. Under these agreements, the rates are adjusted annually per the Producer Price Index. Each lease contains provisions for a five-year extension.

Cleco and Cleco Power’s remaining operating leases provide for office and operating facilities, office equipment, and tower rentals.

The following is a schedule by year of future minimum lease payments due under Cleco and Cleco Power’s long-term operating leases together with the present value of the net minimum lease payments as of December 31, 2019:

(THOUSANDS)	CLECO POWER	CLECO
Years ending Dec. 31,
2020	$3,960	$3,994
2021	3,409	3,443
2022	3,256	3,287
2023	3,220	3,249
2024	3,216	3,235
Thereafter	18,618	18,618
Total minimum lease payments	35,679	35,826
Less: amount representing interest	7,086	7,069
Present value of net minimum operating lease payments	$28,593	$28,757
Current liabilities	$2,935	$2,978
Non-current liabilities	$25,658	$25,779

The following table is a summary of expected operating lease payments for Cleco and Cleco Power at December 31, 2018:

(THOUSANDS)	CLECO POWER	CLECO HOLDINGS	TOTAL
Years ending Dec. 31,
2019	$4,030	$120	$4,150
2020	3,890	—	3,890
2021	2,789	—	2,789
2022	1,239	—	1,239
2023	1,214	—	1,214
Thereafter	7,235	—	7,235
Total operating lease payments	$20,397	$120	$20,517

Finance Lease

Prior to September 2017, Cleco Power had an agreement with Savage Services for barges in order to transport petroleum coke and limestone to Madison Unit 3 that met the accounting definition of a finance lease. In September 2017, Cleco Power entered into a new agreement for use of the barges on a month-to-month basis that met the accounting definition of an operating lease. In April 2018, Cleco Power entered into an agreement with Savage Inland Marine for continued use of the 42 barges used to transport petroleum coke through March 2033. The agreement meets the accounting definition of a finance lease.

The barge lease rate contains both a fixed and variable component, of which the latter is adjusted every third anniversary of the agreement for estimated executory costs. If the barges are idle, the lessor is required to attempt to sublease the barges to third parties with the revenue reducing Cleco Power’s lease payment. This agreement contains a provision for early termination upon the occurrence of any one of four cancellation events.

For the years ended December 31, 2019, 2018, and 2017, Cleco Power paid $2.2 million, $2.0 million, and $2.5 million, respectively, in lease payments. For the years ended December 31, 2019, 2018, and 2017, Cleco Power received $1.7 million, $0.5 million, and $0.3 million, respectively, of revenue from subleases.

The following is an analysis of the leased property under the finance lease:

(THOUSANDS)	AT DEC. 31, 2019	AT DEC. 31, 2018
Barges	$16,800	$16,800
Accumulated amortization	(1,960)	(840)
Net finance lease	$14,840	$15,960

The following is a schedule by year of future minimum lease payments due under the finance lease together with the present value of the net minimum lease payments as of December 31, 2019:

(THOUSANDS)
Years ending Dec. 31,
2020	$2,203
2021	2,203
2022	2,203
2023	2,203
2024	2,203
Thereafter	17,675
Total minimum lease payments	28,690
Less: amount representing interest	12,829
Present value of net minimum finance lease payments	$15,861
Current liabilities	$617
Non-current liabilities	$15,244

The following is a schedule by year of future minimum lease payments due under the finance lease together with the present value of the net minimum lease payments as of December 31, 2018:

(THOUSANDS)
Years ending Dec. 31,
2019	$2,611
2020	2,611
2021	2,611
2022	2,611
2023	2,611
Thereafter	23,655
Total minimum lease payments	36,710
Less: executory costs	5,817
Net minimum lease payments	30,893
Less: amount representing interest	14,475
Present value of net minimum lease payments	$16,418
Current liabilities	$557
Non-current liabilities	$15,861

Additional Lessee Disclosures

Cleco and Cleco Power’s total lease cost includes amounts on the income statement, as well as amounts capitalized as part of property, plant, or equipment or inventory. The following tables reflect total lease costs for Cleco and Cleco Power for the year ended December 31, 2019:

Cleco Power
(THOUSANDS)	FOR THE YEAR ENDED DEC. 31, 2019
Finance lease cost
Amortization of ROU assets	$1,120
Interest on lease liabilities	1,646
Operating lease cost	4,303
Variable lease cost	515
Total lease cost	$7,584

Cleco
(THOUSANDS)	FOR THE YEAR ENDED DEC. 31, 2019
Finance lease cost
Amortization of ROU assets	$1,120
Interest on lease liabilities	1,646
Operating lease cost	4,528
Variable lease cost	515
Total lease cost	$7,809

The following tables present additional information related to Cleco and Cleco Power’s operating and finance leases as of and for the year ended December 31, 2019:

		AT DEC. 31, 2019
(THOUSANDS)	BALANCE SHEET LINE ITEM	CLECO POWER	CLECO
Supplemental balance sheet information
ROU assets
Operating	Operating lease right of use assets	$28,633	$28,791
Finance	Property, plant, and equipment	14,840	14,840
Total ROU assets		$43,473	$43,631
Current lease liabilities
Operating	Other current liabilities	$2,935	$2,978
Finance	Long-term debt and finance leases due within one year	617	617
Non-current lease liabilities
Operating	Operating lease liabilities	25,658	25,779
Finance	Long-term debt and finance leases, net	15,244	15,244
Total lease liabilities		$44,454	$44,618

Cleco Power
(THOUSANDS)	FOR THE YEAR ENDED DEC. 31, 2019
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$4,203
Operating cash flows from finance leases	$1,646
Financing cash flows from finance leases	$557
ROU assets obtained in exchange for new lease liabilities	$15,749

Cleco
(THOUSANDS)	FOR THE YEAR ENDED DEC. 31, 2019
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$4,452
Operating cash flows from finance leases	$1,646
Financing cash flows from finance leases	$557
ROU assets obtained in exchange for new lease liabilities	$15,881

	AT DEC. 31, 2019
(THOUSANDS)	CLECO POWER	CLECO
Other supplemental information
Operating leases
Weighted-average remaining lease term	10.8 years	10.8 years
Weighted-average discount rate	4.31%	4.31%
Finance leases
Weighted-average remaining lease term	13.3 years	13.3 years
Weighted-average discount rate	10.18%	10.18%

Lessor Agreements

Upon the closing of the Cleco Cajun Transaction, Cleco assumed two lessor contracts leasing land to farmers for a term of one year. Both of these lessor contracts are classified as operating leases. For more information on the Cleco Cajun Transaction, see Note 3 — “Business Combinations.”

Cottonwood Sale Leaseback Agreement

Upon closing the Cleco Cajun Transaction, the Cottonwood Sale Leaseback was executed. Under the terms of the lease, NRG Energy will operate the Cottonwood Plant, incur all costs, and receive all revenues from the operations of the plant. Cottonwood Energy will receive fixed lease payments of $40.0 million per year and variable lease payments for LTSA costs and property taxes paid by NRG Energy on behalf of Cleco. Cleco may terminate the lease contract under specific circumstances stated in the lease contract. The residual value under the Cottonwood Sale Leaseback is expected to be recovered through sales of power generation from the plant. The residual value of the Cottonwood Plant has been determined using the plant’s estimated economic life.

Cleco Cajun is Cleco’s only entity with lessor arrangements. Cleco Cajun’s lease income under the Cottonwood Sale Leaseback for the year ended December 31, 2019, was as follows:

(THOUSANDS)	FOR THE YEAR ENDED DEC. 31, 2019
Fixed payments	$36,667
Variable payments	20,415
Amortization of deferred lease liability(1)	8,438
Total lease income	$65,520

(1) The deferred lease revenue resulting from the fair value of the lease between Cottonwood Energy and a special-purpose entity that is a subsidiary of NRG Energy.

The remaining minimum lease payments to be received under the Cottonwood Sale Leaseback are as follows:

(THOUSANDS)
Years ending Dec. 31,
2020	$40,000
2021	40,000
2022	40,000
2023	40,000
2024	40,000
Thereafter	16,667
Total payments	$216,667

Depreciation expense associated with Cleco’s property under the Cottonwood Sale Leaseback for the year ended December 31, 2019, was $22.7 million. Cleco calculated depreciation on a straight-line basis over the useful life of the asset. Property associated with the Cottonwood Sale Leaseback was as follows:

(THOUSANDS)	AT DEC. 31, 2019
Property, plant, and equipment	$540,409
Accumulated depreciation	(22,741)
Net property, plant, and equipment	$517,668

Leases
Note 4 — Leases

Cleco maintains operating and finance leases in its ordinary course of business activities.

Cottonwood Sale Leaseback Agreement

Upon closing the Cleco Cajun Transaction, the Cottonwood Sale Leaseback was executed. Under the terms of the lease, NRG Energy will operate the Cottonwood Plant, incur all costs, and receive all revenues from the operations of the plant. Cottonwood Energy will receive fixed lease payments of $40.0 million per year and variable lease payments for LTSA costs and property taxes paid by NRG Energy on behalf of Cleco. Cleco may terminate the lease contract under specific circumstances stated in the lease contract. The residual value under the Cottonwood Sale Leaseback is expected to be recovered through sales of power generation from the plant. The residual value of the Cottonwood Plant has been determined using the plant’s estimated economic life.

Cleco Cajun is Cleco’s only entity with lessor arrangements. Cleco Cajun’s lease income under the Cottonwood Sale Leaseback for the three months ended March 31, 2020, and 2019, was as follows:

	FOR THE THREE MONTHS ENDED MAR. 31,
(THOUSANDS)	2020	2019
Fixed payments	$10,000	$6,667
Variable payments	5,566	3,151
Amortization of deferred lease liability(1)	2,302	1,440
Total lease income	$17,868	$11,258

(1) Consists of the deferred lease revenue resulting from the fair value of the lease between Cottonwood Energy and a special-purpose entity that is a subsidiary of NRG Energy. For more information, see Note 2 — “Business Combinations.”